Fresh-Start Reporting (Details) - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 27, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Reorganization, Chapter 11 [Line Items]
Expected tax rate		24.90%	24.90%	12.50%	21.00%	12.50%
Chapter 11, Predecessor, before Adjustment
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 1,150,000			$ 1,150,000
Weighted average cost of capital	11.00%
Expected tax rate	21.00%
Long-term growth rate, terminal value	3.00%
Chapter 11, Predecessor, before Adjustment | Minimum
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 1,050,000			1,050,000
Chapter 11, Predecessor, before Adjustment | Maximum
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 1,250,000			$ 1,250,000